Schedule of mining properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Mineral properties, cost, beginning	$ 30,582	$ 29,640
Additions	2,951	942
Mineral properties, cost, ending	33,533	30,582
Mineral properties, accumulated depletion, beginning	14,660	14,183
Depletion charge for the year for mineral properties	1,272	477
Impairment	1,489
Mineral properties, accumulated depletion, ending	17,421	14,660
Net book value	16,112	15,922
Mining assets [member]
IfrsStatementLineItems [Line Items]
Mineral properties, cost, beginning	24,123	23,181
Additions	2,951	942
Mineral properties, cost, ending	27,074	24,123
Mineral properties, accumulated depletion, beginning	13,752	13,275
Depletion charge for the year for mineral properties	1,272	477
Impairment	1,489
Mineral properties, accumulated depletion, ending	16,513	13,752
Net book value	10,561	10,371
Surface Rights Acquired [Member]
IfrsStatementLineItems [Line Items]
Mineral properties, cost, beginning	6,459	6,459
Additions
Mineral properties, cost, ending	6,459	6,459
Mineral properties, accumulated depletion, beginning	908	908
Depletion charge for the year for mineral properties
Impairment
Mineral properties, accumulated depletion, ending	908	908
Net book value	$ 5,551	$ 5,551